Retirement-Related Benefits - Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 51,852	$ 54,386
Fair value of plan assets, balance at end of period	25,094	51,852
Non-US | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,979	42,308
Foreign exchange impact	(3,154)	(1,939)
Fair value of plan assets, balance at end of period	28,371	39,979
Level 3 | U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	598
Fair value of plan assets, balance at end of period	1,142	598
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	598
Return on assets held at end of year	(114)
Return on assets sold during the year	(2)
Purchases, sales and settlements, net	206
Transfers, net	454
Fair value of plan assets, balance at end of period	1,142	598
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	598	542
Return on assets held at end of year	(114)	(15)
Return on assets sold during the year	(2)	1
Purchases, sales and settlements, net	206	63
Transfers, net	33	6
Fair value of plan assets, balance at end of period	721	598
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private Equity
Change in plan assets
Transfers, net	421
Fair value of plan assets, balance at end of period	421
Level 3 | Non-US
Change in plan assets
Fair value of plan assets, balance at beginning of period	174	300
Return on assets held at end of year	6	(43)
Return on assets sold during the year	(1)	58
Purchases, sales and settlements, net	(7)	(140)
Transfers, net	0
Foreign exchange impact	(19)	(1)
Fair value of plan assets, balance at end of period	155	174
Level 3 | Non-US | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period		2
Return on assets held at end of year	0	0
Return on assets sold during the year		0
Purchases, sales and settlements, net	10	(2)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	9
Level 3 | Non-US | Real Estate.
Change in plan assets
Fair value of plan assets, balance at beginning of period	174	298
Return on assets held at end of year	6	(43)
Return on assets sold during the year	(1)	58
Purchases, sales and settlements, net	(16)	(138)
Transfers, net	0
Foreign exchange impact	(18)	(1)
Fair value of plan assets, balance at end of period	145	174
Level 3 | Non-US | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	174
Fair value of plan assets, balance at end of period	$ 155	$ 174